Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity
Stockholders' Equity

7. Stockholders' Equity

Common Stock

              In November 2013, the Company closed an IPO of its common stock, which resulted in the sale of 6,800,000 shares of its common stock at a public offering price of $16.00 per share. In December 2013, the Company issued 1,020,000 shares of common stock upon the exercise by the underwriters of their option to purchase additional shares at the public offering price. The Company received net proceeds from the IPO of approximately $113.2 million, after deducting underwriting discounts and expenses payable by the Company.

              In connection with preparing for the IPO, the Company's Board of Directors and stockholders approved a one-for-3.3 reverse stock split of the Company's common stock. The reverse stock split became effective in October 2013. All share and per share amounts in the consolidated financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to this reverse stock split, including reclassifying an amount equal to the reduction in par value of common stock to additional paid-in capital.

              In connection with the closing of the IPO, all of the Company's outstanding convertible preferred stock automatically converted to common stock in November 2013, resulting in an additional 19,114,241 shares of common stock of the Company becoming outstanding. The significant increase in common stock outstanding in November 2013 is expected to impact the year-over-year comparability of the Company's net loss per share calculations in future periods.

              In October 2010, the Company issued and sold 1,958,210 shares of its common stock, subject to restrictions that vest over time, to the founders of the Company for an aggregate cash consideration of $1. In October 2010, the Company entered into a service contract and, pursuant to the terms of such contract, the Company was obligated to issue shares. The Company issued 162,685 shares of common stock in connection with this service contract. In December 2011, the Company issued and sold 45,454 shares of its common stock, subject to restrictions that vest over time, to two advisors of the Company for an aggregate cash consideration of $12. In accordance with the terms of the restricted stock agreements, the Company has the right (but not an obligation) to repurchase, at the original purchase price, any non-vested shares of the restricted common stock in the event of termination of the business relationship. Restricted shares are recorded as outstanding as they vest. There were 541,218 and 166,949 shares of non-vested restricted common stock at December 31, 2012 and December 31, 2013, respectively.

Preferred Stock

              The Company's convertible preferred stock consisted of the following as of December 31, 2013 and 2012:

	As of December 31,
	2013	2012
Series A convertible preferred stock, $0.0001 par value; Authorized-no shares and 20,937,500 at December 31, 2013 and 2012, respectively; Issued and outstanding-no shares and 18,437,500 at December 31, 2013 and 2012, respectively	$—	$18,278
Series A-2 convertible preferred stock, $0.0001 par value; Authorized, issued and outstanding-no shares at December 31, 2013 and 2012	—	—
Series A-3 convertible preferred stock, $0.0001 par value; Authorized, issued and outstanding-no shares at December 31, 2013 and 2012	—	—
Series A-4 convertible preferred stock, $0.0001 par value; Authorized, issued and outstanding-no shares at December 31, 2013 and 2012	—	—
Series B convertible preferred stock, $0.0001 par value; Authorized, issued and outstanding-no shares at December 31, 2013 and 2012	—	—
Series B-1 convertible preferred stock, $0.0001 par value; Authorized, issued and outstanding-no shares at December 31, 2013 and 2012	—	—

	$—	$18,278

              In October of 2010, the Company entered into an agreement to issue and sell 20,000,000 shares of Series A Preferred Stock at $1.00 per share, which was effectuated in two tranches. The first closing of the first tranche occurred in October 2010, in which the Company issued and sold 5,000,000 shares of Series A Preferred Stock for gross proceeds of $5.0 million. The remaining 5,000,000 shares of the first tranche were issued and sold in 2011 for gross proceeds of $5.0 million. In accordance with the terms of the Series A Preferred Stock Purchase Agreement, the Company issued and sold an additional 10,000,000 shares of Series A Preferred Stock in the second tranche, of which 2,500,000 shares were sold upon the achievement of a pre-defined milestone, and 2,500,000 shares were sold in each of the following three calendar quarters, for total cash consideration of $10.0 million. As discussed below, the Company met this milestone in June 2012.

              In connection with the sale of Series A Preferred Stock, in October 2010, outstanding convertible notes in the amount of $750 were converted into 937,500 shares of Series A Preferred Stock with a value of $938. The difference between the carrying value of the convertible notes and the fair value of the shares issued pursuant to the contractual terms of the conversion of $188 was recorded as a beneficial conversion feature in 2010.

              On October 31, 2011, the Company entered into a stock purchase agreement with an existing stockholder for the purpose of issuing and selling up to 7,000,000 shares of Series A-2 Preferred Stock and the sale of up to 3,000,000 shares of Series A-3 Preferred Stock in two closings.

              Pursuant to this agreement, the Company agreed to sell 6,100,000 shares of Series A-2 Preferred Stock at $1.15 per share for gross proceeds of $7.0 million. The Company accounted for this stock purchase as a preferred stock subscription as these shares were not issued until August 2013.

              Upon meeting a pre-defined clinical milestone in February 2013, the Company agreed to sell 1,764,706 shares of Series A-3 Preferred Stock at $1.70 per share for gross proceeds of $3.0 million. The Company accounted for this stock purchase as a preferred stock subscription as these shares were not issued until August 2013.

              In February 2012, the Company agreed to sell 1,538,461 shares of Series A-4 Preferred Stock at $1.30 per share for gross proceeds of $2.0 million. The Company accounted for this stock purchase as a preferred stock subscription as these shares were not issued until August 2013.

              In June 2012, the Company achieved the milestone for the second tranche of the Series A Preferred Stock Agreement. In accordance with the terms of the Agreement, the Company sold 2,500,000 shares of Series A Preferred Stock in June 2012 for $2.5 million and sold 2,500,000 shares of Series A Preferred Stock in each of the following three calendar quarters.

              Between April and July 2013, the Company issued and sold an aggregate of 11,600,000 shares of Series B Preferred Stock at a price per share of $2.00 for an aggregate purchase price of $23.2 million. Upon the earlier of (i) September 6, 2013 or (ii) immediately prior to the closing of a firm commitment underwritten initial public offering of the Company's securities pursuant to an effective registration statement filed with the SEC, certain of the Company's existing investors were obligated to purchase an additional 12,500,000 shares of the Company's Series B Preferred Stock at a price per share of $2.00, for gross proceeds of $25.0 million. Such shares were issued in September 2013.

              In July 2013, the Company issued and sold an aggregate of 8,636,362 shares of Series B-1 Preferred Stock at a price per share of $2.20 for gross proceeds of $19.0 million.

              In August 2013, the Company issued (i) an aggregate of 6,100,000 shares of its series A-2 preferred stock at a purchase price per share of $1.15, for an aggregate purchase price of $7,015,000, (ii) an aggregate of 1,764,706 shares of its series A-3 preferred stock at a purchase price per share of $1.70, for an aggregate purchase price of $3,000,000, and (iii) an aggregate of 1,538,461 shares of its series A-4 preferred stock, at a purchase price per share of $1.30, for an aggregate purchase price of $1,999,999.

              The Company has evaluated the tranched nature of certain of its Preferred Stock financings, as well as its rights, preferences and privileges of each series of Preferred Stock and has concluded that there are no freestanding derivative instruments, embedded derivatives requiring bifurcation, or any beneficial conversion features. All issued and subscribed shares of Preferred Stock are classified outside of Stockholder's Equity (Deficit) due to the presence of deemed liquidation provisions in the underlying agreements. Proceeds received relating to the sale of Series A-2, A-3, A-4 and B Preferred Stock were classified as a subscription until the shares were delivered in August 2013.

              The Preferred Stockholders were entitled to certain conversion, dividend, voting and liquidation rights.

              In connection with the closing of the IPO, all of the Company's outstanding convertible preferred stock automatically converted to common stock in November 2013, resulting in an additional 19,114,241 shares of common stock of the Company becoming outstanding. Upon the closing of its IPO, the Company had 5,000,000 shares of authorized preferred stock. As of December 31, 2013, the Company does not have any preferred stock issued or outstanding.

Special Participation Stock

              Upon the sale of Series A Preferred Stock, the Company amended various restricted stock agreements to allow for the sale and issuance of 10,000 shares of special participation stock ("Special Participation Stock") for $0.0001 per share (par value) for nominal consideration. The fair value of these shares during 2011 and 2012 was immaterial. In accordance with the terms of the amended restricted stock agreements, the Company has the right (but not an obligation) to repurchase, at the original purchase price, any unvested shares of Special Participation Stock in the event of termination of the underlying business relationship. There were 4,556 and 2,071 shares of unvested Special Participation Stock at December 31, 2011 and 2012, respectively.

              In July 2013, the Company issued 12,121 shares of common stock in settlement of all outstanding shares of Special Participation Stock. There are no outstanding shares of Special Participation Stock at December 31, 2013.